SHARE CAPITAL AND RESERVES (Details Narrative) - $ / shares	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Statement [Line Items]
Exercise of share options purchase issued	133,332
Share Capital
Statement [Line Items]
Common shares issued	224,327,364	224,194,032
Common shares outstanding	224,327,364	224,194,032
Contractor
Statement [Line Items]
Stock option granted	100,000
Share price	$ 0.68